Financial - risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2020
Exchange rate	10%	9,282
Exchange rate	(10)%	(9,282)

2019
Exchange rate	10%	4,053
Exchange rate	(10)%	(3,545)

2018
Exchange rate	10%	1,695
Exchange rate	(10)%	(1,681)

Schedule of interest rates risk

A table showing the effect in profit or loss of the variations of interest rates:

		Effect on profit
	Increase/decrease of	(loss) before
	LIBOR	income tax
	(percentage rates)	US$(000)
2020
Interest rate	10%	(81)
Interest rate	(10)%	81

2019
Interest rate	10%	(306)
Interest rate	(10)%	306

2018
Interest rate	10%	(277)
Interest rate	(10)%	277

Schedule of financial liabilities by remaining maturity

An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2020-
Bank loans – capital	65,793	—	—	—	65,793
Bank loans – interest	1,156	—	—	—	1,156
Trade and other payables	167,852	—	—	—	167,852
Financial obligation – capital	21,587	175,932	324,815	6,071	528,405
Financial obligation – interest	14,868	13,289	14,911	203	43,271
Lease – capital	3,609	2,010	2,220	—	7,839
Lease – interest	74	143	145	—	362
Hedge derivative financial instruments	15,804	2,635	—	—	18,439
Contingent consideration liability	—	—	9,924	36,746	46,670

Total	290,743	194,009	352,015	43,020	879,787

As of December 31, 2019 -
Bank loans – capital	55,000	—	—	—	55,000
Bank loans – interest	486	—	—	—	486
Trade and other payables	152,070	616	—	—	152,686
Financial obligation – capital	262,088	131,588	125,154	48,568	567,398
Financial obligation – interest	22,597	11,225	11,880	1,449	47,151
Lease – capital	3,692	1,514	2,297	—	7,503
Lease – interest	73	143	404	—	620
Contingent consideration liability	—	—	4,905	35,166	40,071

Total	496,006	145,086	144,640	85,183	870,915

Schedule of information about the credit risk exposure

Set out below is the information about the credit risk exposure on the Group's trade and other receivables:

		Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2020 -
Trade receivables	159,840	—	—	22,128	181,968
Other receivables	172,116	—	1,221	9,717	183,054
	331,956	—	1,221	31,845	365,022
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(31,845)	(31,845)

As of December 31, 2019 -
Trade receivables	204,096	—	—	22,016	226,112
Other receivables	125,409	42,390	4,332	10,006	182,137
	329,505	42,390	4,332	32,022	408,249
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(32,022)	(32,022)

Schedule of financial position of the Company

The financial position of the Company is as follows:

	2020	2019
	US$(000)	US$(000)

Debt and accounts payables	226,333	188,896
Leasing	330	596
Less cash and short-term deposits	(870,929)	(818,503)

Net debt	(644,266)	(629,011)

Total liquidity	870,929	818,503

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

	Carrying amount		Fair value
	2020	2019	2020	2019
	US$(000)	US$(000)	US$(000)	US$(000)

Financial assets:
Trade and other receivables, net	27,658	15,016	27,658	15,016
Restricted cash	48,752	48,617	49,042	50,353
Financial assets at fair value	21,676	23,648	21,676	23,648

	98,086	87,281	98,376	89,017

	Carrying amount		Fair value
	2020	2019	2020	2019
	US$(000)	US$(000)	US$(000)	US$(000)

Financial liabilities:
Debt instrument	45,423	43,927	47,479	45,633

	45,423	43,927	47,479	45,633

Schedule of current financial liabilities

The following table represents the analysis of the Company’s financial liabilities, considering the remaining period to reach such maturity as of the consolidated statement of financial position date (see notes 11 and 12):

	2020
		Between 1 to 2	Between 2 to 5
	Less than 1 year	years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)

Trade accounts payable – domestic suppliers	44,977	—	—	44,977
Debt instruments	—	—	45,423	45,423
Trade accounts payable - Related parties	12,374	—	—	12,374
Leases liabilities	290	40	—	330

	57,641	40	45,423	103,104

	2019
		Between 1 to 2	Between 2 to 5
	Less than 1 year	years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)

Trade accounts payable – domestic suppliers	45,671	—	—	45,671
Debt instruments	—	—	43,927	43,927
Trade accounts payable - Related parties	11,426	—	—	11,426
Leases liabilities	291	305	—	596

	57,388	305	43,927	101,620

Schedule of information about the credit risk exposure

Set out below is the information about the credit risk exposure on the Company’s trade and other receivables:

	Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2020
Trade receivables	—	21,274	2,797	4,971	29,042
Expected credit loss rate	—%	—%	—%	27.84%	4.77%
Expected credit loss	—	—	—	(1,384)	(1,384)
Total	—	21,274	2,797	3,587	27,658

As of December 31, 2019
Trade receivables	—	5,047	7,976	3,377	16,400
Expected credit loss rate	—%	—%	—%	40.98%	8.44%
Expected credit loss	—	—	—	(1,384)	(1,384)
Total	—	5,047	7,976	1,993	15,016

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

Effect on profit before
income tax
US$(000)

December 31, 2020
10% increase in future copper prices	112,080
10% decrease in future copper prices	(112,080)

Effect on profit before
income tax
US$(000)
December 31, 2019
10% increase in future copper prices	99,219
10% decrease in future copper prices	(99,219)

Effect on profit before
income tax
US$(000)
December 31, 2018
10% increase in future copper prices	72,847
10% decrease in future copper prices	(72,847)